Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2024 Pay For Performance Disclosure

As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of SEC Regulation S-K, we are providing the following information about executive compensation actually paid (as defined by SEC rules) for our principal executive officer (CEO) and Non-CEO Named Executive Officers (other Named Executive Officers) and Company performance for the fiscal years listed below. This disclosure is not incorporated by reference into our 2024 Annual Report on Form 10-K. For further information about the Company’s pay-for-performance philosophy and how the Personnel Committee aligns executive compensation with the Company’s performance, refer to “Executive Compensation - Compensation Discussion and Analysis”. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by Named Executive Officers.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Officers	Value of initial fixed $100 investment based on:		Net Income	Return on Average Equity	Return on Average Assets
					Total Shareholder Return	Peer Group Total Shareholder Return(1)

2024	$6,168,924	$6,168,924	$1,785,750	$1,785,750	$150.84	$123.92	$88,457,000	17.05%	1.68%

2023	$6,131,578	$6,131,578	$1,742,175	$1,742,175	$165.09	$130.34	$88,314,000	17.05%	1.68%

2022	$6,135,255	$6,135,255	$1,802,523	$1,802,523	$170.09	$119.53	$75,090,000	16.04%	1.41%

(1)
The peer group used is the S&P 600 Regional Banks, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2024. (“Total Stockholder Return” represents the cumulative total stockholder return during each measurement period and is calculated by dividing the sum of (i) the difference between the share price at the end and the beginning of the measurement period, plus (ii) the cumulative amount of dividends paid on the stock for the measurement period, assuming dividend reinvestment, by the share price at the beginning of the measurement period. Each amount assumes that $100 was invested in common stock on December 31, 2019, and dividends were reinvested for additional shares.) The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 600 Regional Banks index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Company Selected Measure Name	Return on Average Assets
Peer Group Issuers, Footnote
(1)
The peer group used is the S&P 600 Regional Banks, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2024. (“Total Stockholder Return” represents the cumulative total stockholder return during each measurement period and is calculated by dividing the sum of (i) the difference between the share price at the end and the beginning of the measurement period, plus (ii) the cumulative amount of dividends paid on the stock for the measurement period, assuming dividend reinvestment, by the share price at the beginning of the measurement period. Each amount assumes that $100 was invested in common stock on December 31, 2019, and dividends were reinvested for additional shares.) The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 600 Regional Banks index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 6,168,924	$ 6,131,578	$ 6,135,255
PEO Actually Paid Compensation Amount	6,168,924	6,131,578	6,135,255
Non-PEO NEO Average Total Compensation Amount	1,785,750	1,742,175	1,802,523
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,785,750	1,742,175	1,802,523
Compensation Actually Paid vs. Total Shareholder Return
Total stockholder return (TSR) is not directly tied to any performance goals.  However, the Executive Retirement Plan - Equity Component accounts are invested primarily in Company stock, the Executive Retirement Plan – Salary Component permits elective investment in Company stock, and the balance in the account established for the Executive Retirement Plan - Performance Component is indirectly impacted by the value of the Company’s stock because stock price is a factor in one of the performance measures (relative market capitalization) under such plan.  Accordingly, the account balances maintained under the three plans fluctuate based on our stock price and the compensation actually paid to our Named Executive Officers that relates to such plans decreases and increases based on an increase and decrease in our TSR. Accordingly, a substantial portion of the compensation actually paid to our Named Executive Officers is aligned with our TSR. Our TSR is strong relative to the TSR of the peer group and has exceeded our average peer group by $26.92, or 21.7%, from December 31, 2019 to December 31, 2024.

Compensation Actually Paid vs. Net Income
The Company operates under a three (3) year strategic plan complemented by a current year operating budget with net income, return on average equity and return on average assets goals among others.  These three financial performance measures are the three most important for compensation purposes.  As described in “Compensation Discussion and Analysis”, bonus awards under the Executive Management Incentive Compensation Plan are determined taking into account the actual results of net income, including actual and relative profit performance.  Additionally, amounts credited under the Executive Retirement Plan – Performance Component are impacted by net income, which is a component of long-term cumulative profitability, one of the measures used to determine the amount credited to such account.  Accordingly, a significant portion of the reported amount of compensation actually paid to our Named Executive Officers is linked to net income.

Compensation Actually Paid vs. Company Selected Measure
The Company operates under a three (3) year strategic plan complemented by a current year operating budget with net income, return on average equity and return on average assets goals among others.  These three financial performance measures are the three most important for compensation purposes.  As described in “Compensation Discussion and Analysis”, bonus awards under the Executive Management Incentive Compensation Plan are determined taking into account the actual results of net income, including actual and relative profit performance.  Additionally, amounts credited under the Executive Retirement Plan – Performance Component are impacted by net income, which is a component of long-term cumulative profitability, one of the measures used to determine the amount credited to such account.  Accordingly, a significant portion of the reported amount of compensation actually paid to our Named Executive Officers is linked to net income.

Total Shareholder Return Vs Peer Group
Total stockholder return (TSR) is not directly tied to any performance goals.  However, the Executive Retirement Plan - Equity Component accounts are invested primarily in Company stock, the Executive Retirement Plan – Salary Component permits elective investment in Company stock, and the balance in the account established for the Executive Retirement Plan - Performance Component is indirectly impacted by the value of the Company’s stock because stock price is a factor in one of the performance measures (relative market capitalization) under such plan.  Accordingly, the account balances maintained under the three plans fluctuate based on our stock price and the compensation actually paid to our Named Executive Officers that relates to such plans decreases and increases based on an increase and decrease in our TSR. Accordingly, a substantial portion of the compensation actually paid to our Named Executive Officers is aligned with our TSR. Our TSR is strong relative to the TSR of the peer group and has exceeded our average peer group by $26.92, or 21.7%, from December 31, 2019 to December 31, 2024.

Tabular List, Table
The Company operates under a three (3) year strategic plan complemented by a current year operating budget with net income, return on average equity and return on average assets goals among others.  These three financial performance measures are the three most important for compensation purposes.  As described in “Compensation Discussion and Analysis”, bonus awards under the Executive Management Incentive Compensation Plan are determined taking into account the actual results of net income, including actual and relative profit performance.  Additionally, amounts credited under the Executive Retirement Plan – Performance Component are impacted by net income, which is a component of long-term cumulative profitability, one of the measures used to determine the amount credited to such account.  Accordingly, a significant portion of the reported amount of compensation actually paid to our Named Executive Officers is linked to net income.

Total Shareholder Return Amount	$ 150.84	165.09	170.09
Peer Group Total Shareholder Return Amount	123.92	130.34	119.53
Net Income	$ 88,457,000	$ 88,314,000	$ 75,090,000
Company Selected Measure Amount	0.0168	0.0168	0.0141
Measure:: 1
Pay vs Performance Disclosure
Name	net income
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
The Company operates under a three (3) year strategic plan complemented by a current year operating budget with net income, return on average equity and return on average assets goals among others.  These three financial performance measures are the three most important for compensation purposes.  As described in “Compensation Discussion and Analysis”, bonus awards under the Executive Management Incentive Compensation Plan are determined taking into account the actual results of net income, including actual and relative profit performance.  Additionally, amounts credited under the Executive Retirement Plan – Performance Component are impacted by net income, which is a component of long-term cumulative profitability, one of the measures used to determine the amount credited to such account.  Accordingly, a significant portion of the reported amount of compensation actually paid to our Named Executive Officers is linked to net income.

Other Performance Measure, Amount	0.1705	0.1705	0.1604
Name	return on average equity
Measure:: 3
Pay vs Performance Disclosure
Name	return on average assets